OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Other Financial Items- Text Details [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0	$ 200,000	$ (1,300,000)